Condensed Consolidating Financial Statements (Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 285	$ 598
Receivables, net	3,697	3,314
Programming and other inventory	1,828	1,427
Prepaid expenses and other current assets	462	419
Current assets of discontinued operations	1	305
Total current assets	6,273	6,063
Property and equipment	3,051	2,935
Less accumulated depreciation and amortization	1,771	1,694
Net property and equipment	1,280	1,241
Programming and other inventory	2,881	2,439
Goodwill	4,891	4,864	$ 4,789
Total intangible assets	2,666	2,633
Investments in consolidated subsidiaries	0	0
Other assets	2,840	2,707
Intercompany	0	0
Assets of discontinued operations	12	4,291
Total Assets	20,843	24,238
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	231	148
Participants’ share and royalties payable	986	1,024
Program rights	373	290
Commercial paper	679	450
Current portion of long-term debt	19	23
Accrued expenses and other current liabilities	1,652	1,618
Current liabilities of discontinued operations	32	155
Total current liabilities	3,972	3,708
Long-term debt	9,464	8,902
Other liabilities	5,387	5,488
Liabilities of discontinued operations	42	2,451
Intercompany	0	0
Stockholders’ Equity:
Preferred stock	0	0
Common stock	1	1
Additional paid-in capital	43,797	43,913
Retained earnings (deficit)	(18,900)	(19,257)
Accumulated other comprehensive income (loss)	(662)	(767)
Stockholders' equity including treasury stock	24,236	23,890
Less treasury stock, at cost	22,258	20,201
Total Stockholders’ Equity	1,978	3,689	$ 5,563
Total Liabilities and Stockholders’ Equity	20,843	24,238
Eliminations [Member]
ASSETS
Cash and cash equivalents	0	0
Receivables, net	0	0
Programming and other inventory	0	0
Prepaid expenses and other current assets	(36)	(35)
Current assets of discontinued operations	0	0
Total current assets	(36)	(35)
Property and equipment	0	0
Less accumulated depreciation and amortization	0	0
Net property and equipment	0	0
Programming and other inventory	0	0
Goodwill	0	0
Total intangible assets	0	0
Investments in consolidated subsidiaries	(60,729)	(58,326)
Other assets	0	0
Intercompany	(30,783)	(28,761)
Assets of discontinued operations	0	0
Total Assets	(91,548)	(87,122)
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	0	0
Participants’ share and royalties payable	0	0
Program rights	0	0
Commercial paper	0	0
Current portion of long-term debt	0	0
Accrued expenses and other current liabilities	(36)	(35)
Current liabilities of discontinued operations	0	0
Total current liabilities	(36)	(35)
Long-term debt	0	0
Other liabilities	0	0
Liabilities of discontinued operations	0	0
Intercompany	(30,783)	(28,761)
Stockholders’ Equity:
Preferred stock	(126)	(126)
Common stock	(713)	(713)
Additional paid-in capital	(60,894)	(60,894)
Retained earnings (deficit)	(4,033)	(1,645)
Accumulated other comprehensive income (loss)	(94)	(79)
Stockholders' equity including treasury stock	(65,860)	(63,457)
Less treasury stock, at cost	(5,131)	(5,131)
Total Stockholders’ Equity	(60,729)	(58,326)
Total Liabilities and Stockholders’ Equity	(91,548)	(87,122)
CBS Corp. [Member]
ASSETS
Cash and cash equivalents	173	321
Receivables, net	29	27
Programming and other inventory	3	3
Prepaid expenses and other current assets	130	102
Current assets of discontinued operations	0	0
Total current assets	335	453
Property and equipment	49	47
Less accumulated depreciation and amortization	27	25
Net property and equipment	22	22
Programming and other inventory	3	5
Goodwill	98	98
Total intangible assets	0	0
Investments in consolidated subsidiaries	45,504	44,473
Other assets	162	150
Intercompany	0	0
Assets of discontinued operations	0	0
Total Assets	46,124	45,201
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	1	1
Participants’ share and royalties payable	0	0
Program rights	4	4
Commercial paper	679	450
Current portion of long-term debt	2	6
Accrued expenses and other current liabilities	352	421
Current liabilities of discontinued operations	0	0
Total current liabilities	1,038	882
Long-term debt	9,378	8,798
Other liabilities	2,947	3,071
Liabilities of discontinued operations	0	0
Intercompany	30,783	28,761
Stockholders’ Equity:
Preferred stock	0	0
Common stock	1	1
Additional paid-in capital	43,797	43,913
Retained earnings (deficit)	(18,900)	(19,257)
Accumulated other comprehensive income (loss)	(662)	(767)
Stockholders' equity including treasury stock	24,236	23,890
Less treasury stock, at cost	22,258	20,201
Total Stockholders’ Equity	1,978	3,689
Total Liabilities and Stockholders’ Equity	46,124	45,201
CBS Operations Inc. [Member]
ASSETS
Cash and cash equivalents	0	0
Receivables, net	2	2
Programming and other inventory	3	3
Prepaid expenses and other current assets	28	55
Current assets of discontinued operations	0	0
Total current assets	33	60
Property and equipment	217	201
Less accumulated depreciation and amortization	163	140
Net property and equipment	54	61
Programming and other inventory	4	7
Goodwill	62	62
Total intangible assets	0	0
Investments in consolidated subsidiaries	15,225	13,853
Other assets	5	8
Intercompany	1,221	1,785
Assets of discontinued operations	0	3
Total Assets	16,604	15,839
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	30	3
Participants’ share and royalties payable	0	0
Program rights	4	4
Commercial paper	0	0
Current portion of long-term debt	0	0
Accrued expenses and other current liabilities	264	284
Current liabilities of discontinued operations	5	0
Total current liabilities	303	291
Long-term debt	0	0
Other liabilities	234	244
Liabilities of discontinued operations	0	0
Intercompany	0	0
Stockholders’ Equity:
Preferred stock	0	0
Common stock	123	123
Additional paid-in capital	0	0
Retained earnings (deficit)	16,257	15,483
Accumulated other comprehensive income (loss)	18	29
Stockholders' equity including treasury stock	16,398	15,635
Less treasury stock, at cost	331	331
Total Stockholders’ Equity	16,067	15,304
Total Liabilities and Stockholders’ Equity	16,604	15,839
Non-Guarantor Affiliates [Member]
ASSETS
Cash and cash equivalents	112	277
Receivables, net	3,666	3,285
Programming and other inventory	1,822	1,421
Prepaid expenses and other current assets	340	297
Current assets of discontinued operations	1	305
Total current assets	5,941	5,585
Property and equipment	2,785	2,687
Less accumulated depreciation and amortization	1,581	1,529
Net property and equipment	1,204	1,158
Programming and other inventory	2,874	2,427
Goodwill	4,731	4,704
Total intangible assets	2,666	2,633
Investments in consolidated subsidiaries	0	0
Other assets	2,673	2,549
Intercompany	29,562	26,976
Assets of discontinued operations	12	4,288
Total Assets	49,663	50,320
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	200	144
Participants’ share and royalties payable	986	1,024
Program rights	365	282
Commercial paper	0	0
Current portion of long-term debt	17	17
Accrued expenses and other current liabilities	1,072	948
Current liabilities of discontinued operations	27	155
Total current liabilities	2,667	2,570
Long-term debt	86	104
Other liabilities	2,206	2,173
Liabilities of discontinued operations	42	2,451
Intercompany	0	0
Stockholders’ Equity:
Preferred stock	126	126
Common stock	590	590
Additional paid-in capital	60,894	60,894
Retained earnings (deficit)	(12,224)	(13,838)
Accumulated other comprehensive income (loss)	76	50
Stockholders' equity including treasury stock	49,462	47,822
Less treasury stock, at cost	4,800	4,800
Total Stockholders’ Equity	44,662	43,022
Total Liabilities and Stockholders’ Equity	$ 49,663	$ 50,320